Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share (in shekels per share)	₪ 1	₪ 1
Common Stock, Shares Authorized (in shares)	80,000,000	80,000,000
Common Stock, Shares Issued (in shares)	44,453,850	44,344,206
Common Stock, Shares, Outstanding (in shares)	44,453,850	44,344,206